Operating segments and revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments and revenue from Contracts with Customers
Net sales	kr 1,206,888	kr 802,879	kr 229,347
Expected returns	3,552	15,849
Rebates on sales	36,326	8,445
Total	39,878	24,294
Customer A
Operating segments and revenue from Contracts with Customers
Net sales	1,045,288	372,247
Customer B
Operating segments and revenue from Contracts with Customers
Net sales	91,415	80,643	27,469
Customer C
Operating segments and revenue from Contracts with Customers
Net sales	39,614	143,955	201,878
Customer D
Operating segments and revenue from Contracts with Customers
Net sales		206,034
Customers below 10% of revenue
Operating segments and revenue from Contracts with Customers
Net sales	30,571
United States
Operating segments and revenue from Contracts with Customers
Net sales	1,075,829	372,247
Europe
Operating segments and revenue from Contracts with Customers
Net sales	39,614	143,955	201,878
Asia
Operating segments and revenue from Contracts with Customers
Net sales	91,445	286,677	27,469
Sweden
Operating segments and revenue from Contracts with Customers
Net sales	0	0	0
Product sales
Operating segments and revenue from Contracts with Customers
Net sales	1,087,418	375,515
Outlicensing of product
Operating segments and revenue from Contracts with Customers
Net sales	82,712	421,689	225,252
Royalty income
Operating segments and revenue from Contracts with Customers
Net sales	kr 36,758	2,287
Performance of certain regulatory services
Operating segments and revenue from Contracts with Customers
Net sales		kr 3,387	kr 4,095